RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONSIn the normal course of operations, Brookfield Infrastructure entered into the transactions below with related parties. The immediate parent of Brookfield Infrastructure is our partnership. The ultimate parent of Brookfield Infrastructure is Brookfield. Other related parties of Brookfield Infrastructure represent its subsidiary and operating entities.
Throughout the year, the General Partner, in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged at cost to our partnership in accordance with our limited partnership agreement. Director fees of $1 million were incurred during the year ended December 31, 2021 (2020: $1 million, 2019: $1 million).
Since inception, Brookfield Infrastructure has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Provider”), which are wholly-owned subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. The Base Management Fee was $394 million for the year ended December 31, 2021 (2020: $302 million, 2019: $270 million). As of December 31, 2021, $108 million was outstanding as payable to the Service Provider (December 31, 2020: $89 million).
For purposes of calculating the Base Management Fee, the market value of our partnership is equal to the aggregate value of all the outstanding units of our partnership (assuming full conversion of Brookfield’s Redeemable Partnership Units in the Holding LP into units of our partnership), preferred units and securities of the other Service Recipients (as defined in Brookfield Infrastructure’s Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities.
As of December 31, 2021, Brookfield Infrastructure had a loan payable of $26 million to subsidiaries of Brookfield (December 31, 2020: $82 million). The loan is payable in full prior to the end of 2024 with an interest rate of 1.7%.
Brookfield Infrastructure, from time to time, will place deposits with, or receive deposits from, Brookfield. As at December 31, 2021, our net deposit from Brookfield was $nil (December 31, 2020: $545 million) and Brookfield Infrastructure incurred interest expense of $3 million for the year ended December 31, 2021 (2020: $1 million, 2019: $4 million). Deposits bear interest at market rates.
Brookfield Infrastructure has entered into a $500 million revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. As of December 31, 2021, there were no (December 31, 2020: $nil) borrowings outstanding.
On April 28, 2021, Brookfield Infrastructure transferred an investment funded by our partnership on behalf of future institutional partners to Brookfield. In connection with the transfer, our partnership received approximately $25 million from Brookfield. Separately, on July 1, 2021, Brookfield transferred an investment to Brookfield Infrastructure. The transfer was completed at fair value and in consideration, our partnership paid $50 million to Brookfield.
As at December 31, 2021, Brookfield Infrastructure had $45 million of corporate borrowings outstanding to an associate of Brookfield, $6 million of non-recourse borrowings outstanding to an associate of Brookfield and approximately $0.6 billion of net payables to a subsidiary of Brookfield, representing funding provided on behalf of Brookfield Infrastructure in connection with the acquisition of our Canadian diversified midstream operation. As at December 31, 2021, associates of Brookfield Infrastructure had $111 million of non-recourse borrowings outstanding an associate of Brookfield.
Brookfield Infrastructure’s subsidiaries provide heating, cooling, connection, port marine and natural gas services on market terms in the normal course of operations to subsidiaries and associates of Brookfield. For the year ended December 31, 2021, revenues of $10 million were generated (2020: $12 million, 2019: $40 million).
Brookfield Infrastructure’s subsidiaries purchase power, lease office space and obtain construction, consulting and engineering services in the normal course of operations on market terms from subsidiaries and associates of Brookfield. For the year ended December 31, 2021, expenses of $37 million were incurred (2020: $2 million, 2019: $67 million).
In addition, subsidiaries of Brookfield Infrastructure reported lease assets and liabilities of $12 million (December 31, 2020: $12 million) with a subsidiary of Brookfield.